                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIOS OF AIM TAX-EXEMPT FUNDS)

                        Supplement dated October 21, 2003
         to the Statement of Additional Information dated July 21, 2003

The following information replaces in their entirety the section appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR
       AND POSITION(s) HELD     OFFICER                                                      OTHER TRUSTEESHIP(s)
         WITH THE TRUST          SINCE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS        HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     INTERESTED PERSONS

     Robert H. Graham(1) --      1993      Director and Chairman, A I M Management Group    None
     1946                                  Inc. (financial services holding company);
     Trustee, Chairman and                 Director and Vice Chairman, AMVESCAP PLC and
     President                             Chairman of AMVESCAP PLC - AIM Division
                                           (parent of AIM and a global investment
                                           management firm)

                                           Formerly: President and Chief Executive
                                           Officer, A I M Management Group Inc.;
                                           Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director and Chairman, A I M Capital
                                           Management, Inc. (registered investment
                                           advisor), A I M Distributors, Inc. (registered
                                           broker dealer), AIM Investment Services, Inc.,
                                           (registered transfer agent), and Fund
                                           Management Company (registered broker dealer);
                                           and Chief Executive Officer, AMVESCAP PLC -
                                           Managed Products

     Mark H. Williamson(2) --    2003      Director, President and Chief Executive          None
     1951                                  Officer, A I M Management Group Inc.
     Trustee and Executive                 (financial services holding company);
     Vice President                        Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director, A I M Capital Management,
                                           Inc. (registered investment advisor) and A I M
                                           Distributors, Inc. (registered broker dealer),
                                           Director and Chairman, AIM Investment
                                           Services, Inc., (registered transfer agent),
                                           and Fund Management Company (registered broker
                                           dealer); and Chief Executive Officer, AMVESCAP
                                           PLC - AIM Division (parent of AIM and a global
                                           investment management firm)


----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR
       AND POSITION(s) HELD     OFFICER                                                      OTHER TRUSTEESHIP(s)
         WITH THE TRUST          SINCE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS        HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
                                           Formerly:  Director, Chairman, President and
                                           Chief Executive Officer, INVESCO Funds Group,
                                           Inc.; and INVESCO Distributors, Inc.; Chief
                                           Executive Officer, AMVESCAP PLC - Managed
                                           Products; Chairman and Chief Executive Officer
                                           of NationsBanc Advisors, Inc.; and Chairman of
                                           NationsBanc Investments, Inc.

     INDEPENDENT TRUSTEES

     Bob R. Baker - 1936         2003      Consultant                                       None
     Trustee
                                           Formerly:  President and Chief Executive
                                           Officer, AMC Cancer Research Center; and
                                           Chairman and Chief Executive Officer, First
                                           Columbia Financial Corporation

     Frank S. Bayley -- 1939     2001      Of Counsel, law firm of Baker & McKenzie         Badgley Funds, Inc.
     Trustee                                                                                (registered
                                                                                            investment company)

     James T. Bunch - 1942       2003      Co-President and Founder, Green, Manning &       None
     Trustee                               Bunch Ltd., (investment banking firm); and
                                           Director, Policy Studies, Inc. and Van Gilder
                                           Insurance Corporation

                                           Formerly:  General Counsel and Director,
                                           Boettcher & Co.; and Chairman and Managing
                                           Partner, law firm of Davis, Graham & Stubbs

     Bruce L. Crockett --        1993      Chairman, Crockett Technology Associates         ACE Limited
     1944                                  (technology consulting company)                  (insurance company);
     Trustee                                                                                and Captaris, Inc.
                                                                                            (unified messaging
                                                                                            provider)

     Albert R. Dowden --         2000      Director of a number of public and private       Cortland Trust, Inc.
     1941                                  business corporations, including the Boss        (Chairman)
     Trustee                               Group, Ltd. (private investment and              (registered
                                           management) and Magellan Insurance Company       investment company);
                                           Formerly:  Director, President and Chief         Annuity and Life Re
                                           Executive Officer, Volvo Group North America,    (Holdings), Ltd.
                                           Inc.; Senior Vice President, AB Volvo; and       (insurance company)
                                           director of various affiliated Volvo companies

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR
       AND POSITION(s) HELD     OFFICER                                                      OTHER TRUSTEESHIP(s)
         WITH THE TRUST          SINCE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS        HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     Edward K. Dunn, Jr. --      1998      Formerly: Chairman, Mercantile Mortgage Corp.;   None
     1935                                  President and Chief Operating Officer,
     Trustee                               Mercantile-Safe Deposit & Trust Co.; and
                                           President, Mercantile Bankshares Corp.

     Jack M. Fields -- 1952      1997      Chief Executive Officer, Twenty First Century    Administaff
     Trustee                               Group, Inc. (government affairs company) and
                                           Texana Timber LP

     Carl Frischling -- 1937     1993      Partner, law firm of Kramer Levin Naftalis and   Cortland Trust, Inc.
     Trustee                               Frankel LLP                                      (registered
                                                                                            investment company)

     Gerald J. Lewis - 1933      2003      Chairman, Lawsuit Resolution Services (San       General Chemical
     Trustee                               Diego, California)                               Group, Inc.,
                                                                                            Wheelabrator
                                           Formerly:  Associate Justice of the California   Technologies, Inc.
                                           Court of Appeals                                 (waste management
                                                                                            company), Fisher
                                                                                            Scientific, Inc.,
                                                                                            Henley
                                                                                            Manufacturing, Inc.
                                                                                            (laboratory
                                                                                            supplies), and
                                                                                            California Coastal
                                                                                            Properties, Inc.

     Prema Mathai-Davis --       1998      Formerly: Chief Executive Officer, YWCA of the   None
     1950                                  USA
     Trustee

     Lewis F. Pennock --         1993      Partner, law firm of Pennock & Cooper            None
     1942
     Trustee

     Ruth H. Quigley -- 1935     2001      Retired                                          None
     Trustee

     Louis S. Sklar -- 1939      1993      Executive Vice President, Development and        None
     Trustee                               Operations, Hines Interests Limited
                                           Partnership (real estate development company)

     Larry Soll, Ph.D. -         2003      Retired                                          Synergen Inc.
     1942                                                                                   (biotechnology
     Trustee                                                                                company) and Isis
                                                                                            Pharmaceuticals, Inc.


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